Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB MUNICIPAL INCOME FUND, INC.
Entity Central Index Key	0000798737
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000069624
Shareholder Report [Line Items]
Fund Name	AB California Portfolio
Class Name	Advisor Class
Trading Symbol	ALCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB California Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALCVX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALCVX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, the Portfolio underperformed the Bloomberg Municipal Bond Index (the "benchmark"). Security selection was the primary detractor, relative to the benchmark. Security selection within public primary/secondary education and multi-family housing detracted, while selection within local general obligation and assessment district contributed to overall performance. An underweight to single family housing and overweight to public primary/secondary education detracted, while overweights to prepay energy and multi-family housing contributed to overall performance.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to performance during the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Index
05/15	$10,000	$10,000
05/16	$10,614	$10,587
05/17	$10,714	$10,742
05/18	$10,907	$10,861
05/19	$11,429	$11,557
05/20	$11,569	$12,017
05/21	$12,561	$12,586
05/22	$11,766	$11,731
05/23	$11,831	$11,788
05/24	$12,281	$12,103
05/25	$12,537	$12,349

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	1.81%	1.62%	2.29%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,216,871,806
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 5,325,588
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,216,871,806
# of Portfolio Holdings	405
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$5,325,588

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	3.5%
AA	33.8%
A	29.4%
BBB	15.8%
BB	5.4%
B	0.5%
A-1+	0.2%
Not Rated	11.4%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000028619
Shareholder Report [Line Items]
Fund Name	AB California Portfolio
Class Name	Class A
Trading Symbol	ALCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB California Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALCAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALCAX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, the Portfolio underperformed the Bloomberg Municipal Bond Index (the "benchmark"). Security selection was the primary detractor, relative to the benchmark. Security selection within public primary/secondary education and multi-family housing detracted, while selection within local general obligation and assessment district contributed to overall performance. An underweight to single family housing and overweight to public primary/secondary education detracted, while overweights to prepay energy and multi-family housing contributed to overall performance.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to performance during the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg Municipal Bond Index
05/15	$9,699	$10,000
05/16	$10,269	$10,587
05/17	$10,340	$10,742
05/18	$10,500	$10,861
05/19	$10,977	$11,557
05/20	$11,082	$12,017
05/21	$12,002	$12,586
05/22	$11,214	$11,731
05/23	$11,248	$11,788
05/24	$11,649	$12,103
05/25	$11,860	$12,349

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	1.55%	1.37%	2.03%
Class A (with sales charges)	-1.49%	0.75%	1.72%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,216,871,806
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 5,325,588
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,216,871,806
# of Portfolio Holdings	405
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$5,325,588

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	3.5%
AA	33.8%
A	29.4%
BBB	15.8%
BB	5.4%
B	0.5%
A-1+	0.2%
Not Rated	11.4%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000028621
Shareholder Report [Line Items]
Fund Name	AB California Portfolio
Class Name	Class C
Trading Symbol	ACACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB California Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ACACX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACACX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.50%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, the Portfolio underperformed the Bloomberg Municipal Bond Index (the "benchmark"). Security selection was the primary detractor, relative to the benchmark. Security selection within public primary/secondary education and multi-family housing detracted, while selection within local general obligation and assessment district contributed to overall performance. An underweight to single family housing and overweight to public primary/secondary education detracted, while overweights to prepay energy and multi-family housing contributed to overall performance.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to performance during the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	Bloomberg Municipal Bond Index
05/15	$10,000	$10,000
05/16	$10,509	$10,587
05/17	$10,493	$10,742
05/18	$10,575	$10,861
05/19	$10,990	$11,557
05/20	$11,006	$12,017
05/21	$11,821	$12,586
05/22	$10,971	$11,731
05/23	$10,912	$11,788
05/24	$11,223	$12,103
05/25	$11,344	$12,349

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	0.89%	0.61%	1.27%
Class C (with sales charges)	-0.09%	0.61%	1.27%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,216,871,806
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 5,325,588
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,216,871,806
# of Portfolio Holdings	405
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$5,325,588

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	3.5%
AA	33.8%
A	29.4%
BBB	15.8%
BB	5.4%
B	0.5%
A-1+	0.2%
Not Rated	11.4%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000082629
Shareholder Report [Line Items]
Fund Name	AB High Income Municipal Portfolio
Class Name	Advisor Class
Trading Symbol	ABTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABTYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABTYX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$88	0.87%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, the Portfolio outperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection and industry allocation contributed to performance, relative to the benchmark. Security selection within electric utility and not-for-profit health care contributed, while industry Industrial Development Revenue (“IDR”) and Master Settlement Agreement Tobacco Securitization detracted. Overweights to multi-family housing and senior living contributed, while an underweight to single family housing detracted.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to overall performance. Credit default swaps were used for hedging and investment purposes, while municipal market data rate locks were used for investment purposes. Both forms of derivatives added to performance throughout the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Index
05/15	$10,000	$10,000
05/16	$10,900	$10,587
05/17	$11,051	$10,742
05/18	$11,578	$10,861
05/19	$12,348	$11,557
05/20	$12,052	$12,017
05/21	$14,064	$12,586
05/22	$13,004	$11,731
05/23	$12,560	$11,788
05/24	$13,001	$12,103
05/25	$13,487	$12,349

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	3.37%	2.28%	3.04%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 2,740,695,399
Holdings Count | Holding	813
Advisory Fees Paid, Amount	$ 14,393,929
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$2,740,695,399
# of Portfolio Holdings	813
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$14,393,929

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	1.1%
AA	12.2%
A	11.2%
BBB	11.8%
BB	10.4%
B	1.5%
CCC	0.7%
D	0.3%
Not Rated	50.8%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000082627
Shareholder Report [Line Items]
Fund Name	AB High Income Municipal Portfolio
Class Name	Class A
Trading Symbol	ABTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABTHX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABTHX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.12%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, the Portfolio outperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection and industry allocation contributed to performance, relative to the benchmark. Security selection within electric utility and not-for-profit health care contributed, while industry Industrial Development Revenue (“IDR”) and Master Settlement Agreement Tobacco Securitization detracted. Overweights to multi-family housing and senior living contributed, while an underweight to single family housing detracted.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to overall performance. Credit default swaps were used for hedging and investment purposes, while municipal market data rate locks were used for investment purposes. Both forms of derivatives added to performance throughout the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg Municipal Bond Index
05/15	$9,697	$10,000
05/16	$10,552	$10,587
05/17	$10,672	$10,742
05/18	$11,152	$10,861
05/19	$11,856	$11,557
05/20	$11,540	$12,017
05/21	$13,433	$12,586
05/22	$12,401	$11,731
05/23	$11,947	$11,788
05/24	$12,339	$12,103
05/25	$12,752	$12,349

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	3.01%	2.02%	2.78%
Class A (with sales charges)	-0.06%	1.39%	2.46%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 2,740,695,399
Holdings Count | Holding	813
Advisory Fees Paid, Amount	$ 14,393,929
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$2,740,695,399
# of Portfolio Holdings	813
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$14,393,929

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	1.1%
AA	12.2%
A	11.2%
BBB	11.8%
BB	10.4%
B	1.5%
CCC	0.7%
D	0.3%
Not Rated	50.8%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000082628
Shareholder Report [Line Items]
Fund Name	AB High Income Municipal Portfolio
Class Name	Class C
Trading Symbol	ABTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABTFX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABTFX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.87%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, the Portfolio outperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection and industry allocation contributed to performance, relative to the benchmark. Security selection within electric utility and not-for-profit health care contributed, while industry Industrial Development Revenue (“IDR”) and Master Settlement Agreement Tobacco Securitization detracted. Overweights to multi-family housing and senior living contributed, while an underweight to single family housing detracted.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to overall performance. Credit default swaps were used for hedging and investment purposes, while municipal market data rate locks were used for investment purposes. Both forms of derivatives added to performance throughout the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	Bloomberg Municipal Bond Index
05/15	$10,000	$10,000
05/16	$10,792	$10,587
05/17	$10,833	$10,742
05/18	$11,246	$10,861
05/19	$11,875	$11,557
05/20	$11,465	$12,017
05/21	$13,246	$12,586
05/22	$12,125	$11,731
05/23	$11,594	$11,788
05/24	$11,891	$12,103
05/25	$12,202	$12,349

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	2.34%	1.25%	2.01%
Class C (with sales charges)	1.35%	1.25%	2.01%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 2,740,695,399
Holdings Count | Holding	813
Advisory Fees Paid, Amount	$ 14,393,929
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$2,740,695,399
# of Portfolio Holdings	813
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$14,393,929

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	1.1%
AA	12.2%
A	11.2%
BBB	11.8%
BB	10.4%
B	1.5%
CCC	0.7%
D	0.3%
Not Rated	50.8%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000206561
Shareholder Report [Line Items]
Fund Name	AB High Income Municipal Portfolio
Class Name	Class Z
Trading Symbol	ABTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB High Income Municipal Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABTZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABTZX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$88	0.87%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, the Portfolio outperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection and industry allocation contributed to performance, relative to the benchmark. Security selection within electric utility and not-for-profit health care contributed, while industry Industrial Development Revenue (“IDR”) and Master Settlement Agreement Tobacco Securitization detracted. Overweights to multi-family housing and senior living contributed, while an underweight to single family housing detracted.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to overall performance. Credit default swaps were used for hedging and investment purposes, while municipal market data rate locks were used for investment purposes. Both forms of derivatives added to performance throughout the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class Z	Bloomberg Municipal Bond Index
09/18	$10,000	$10,000
05/19	$10,625	$10,647
05/20	$10,382	$11,071
05/21	$12,115	$11,595
05/22	$11,204	$10,807
05/23	$10,823	$10,860
05/24	$11,192	$11,151
05/25	$11,610	$11,377

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 9/28/18
Class Z	3.37%	2.26%	2.26%
Bloomberg Municipal Bond Index	2.03%	0.55%	1.95%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 2,740,695,399
Holdings Count | Holding	813
Advisory Fees Paid, Amount	$ 14,393,929
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$2,740,695,399
# of Portfolio Holdings	813
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$14,393,929

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	1.1%
AA	12.2%
A	11.2%
BBB	11.8%
BB	10.4%
B	1.5%
CCC	0.7%
D	0.3%
Not Rated	50.8%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000069625
Shareholder Report [Line Items]
Fund Name	AB National Portfolio
Class Name	Advisor Class
Trading Symbol	ALTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB National Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALTVX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALTVX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, all classes of the Portfolio, except the Advisor Class, underperformed the Bloomberg Municipal Bond Index (the “benchmark”). Security selection within industry Industrial Development Revenue (“IDR”) and MSA Tobacco Securitization detracted, relative to the benchmark, while multi-family housing and special tax contributed to overall performance. An underweight to single-family housing detracted, while an overweight to multi-family housing contributed.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes and municipal market data rate locks for investment purposes, which added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Index
05/15	$10,000	$10,000
05/16	$10,661	$10,587
05/17	$10,793	$10,742
05/18	$10,980	$10,861
05/19	$11,554	$11,557
05/20	$11,705	$12,017
05/21	$12,673	$12,586
05/22	$11,885	$11,731
05/23	$11,831	$11,788
05/24	$12,213	$12,103
05/25	$12,505	$12,349

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	2.09%	1.33%	2.26%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,852,071,358
Holdings Count | Holding	759
Advisory Fees Paid, Amount	$ 8,258,279
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,852,071,358
# of Portfolio Holdings	759
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (Net)	$8,258,279

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.5%
AA	32.2%
A	27.4%
BBB	14.3%
BB	4.6%
B	0.5%
A-1+	1.1%
Pre-refunded	2.2%
Not Rated	10.2%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000028628
Shareholder Report [Line Items]
Fund Name	AB National Portfolio
Class Name	Class A
Trading Symbol	ALTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB National Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALTHX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALTHX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, all classes of the Portfolio, except the Advisor Class, underperformed the Bloomberg Municipal Bond Index (the “benchmark”). Security selection within industry Industrial Development Revenue (“IDR”) and MSA Tobacco Securitization detracted, relative to the benchmark, while multi-family housing and special tax contributed to overall performance. An underweight to single-family housing detracted, while an overweight to multi-family housing contributed.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes and municipal market data rate locks for investment purposes, which added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg Municipal Bond Index
05/15	$9,696	$10,000
05/16	$10,321	$10,587
05/17	$10,423	$10,742
05/18	$10,577	$10,861
05/19	$11,105	$11,557
05/20	$11,219	$12,017
05/21	$12,117	$12,586
05/22	$11,335	$11,731
05/23	$11,256	$11,788
05/24	$11,592	$12,103
05/25	$11,824	$12,349

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	1.73%	1.06%	2.00%
Class A (with sales charges)	-1.37%	0.43%	1.69%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,852,071,358
Holdings Count | Holding	759
Advisory Fees Paid, Amount	$ 8,258,279
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,852,071,358
# of Portfolio Holdings	759
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (Net)	$8,258,279

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.5%
AA	32.2%
A	27.4%
BBB	14.3%
BB	4.6%
B	0.5%
A-1+	1.1%
Pre-refunded	2.2%
Not Rated	10.2%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000028630
Shareholder Report [Line Items]
Fund Name	AB National Portfolio
Class Name	Class C
Trading Symbol	ALNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB National Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALNCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALNCX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.50%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, all classes of the Portfolio, except the Advisor Class, underperformed the Bloomberg Municipal Bond Index (the “benchmark”). Security selection within industry Industrial Development Revenue (“IDR”) and MSA Tobacco Securitization detracted, relative to the benchmark, while multi-family housing and special tax contributed to overall performance. An underweight to single-family housing detracted, while an overweight to multi-family housing contributed.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes and municipal market data rate locks for investment purposes, which added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	Bloomberg Municipal Bond Index
05/15	$10,000	$10,000
05/16	$10,566	$10,587
05/17	$10,591	$10,742
05/18	$10,667	$10,861
05/19	$11,124	$11,557
05/20	$11,148	$12,017
05/21	$11,951	$12,586
05/22	$11,095	$11,731
05/23	$10,935	$11,788
05/24	$11,184	$12,103
05/25	$11,317	$12,349

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	0.97%	0.30%	1.24%
Class C (with sales charges)	-0.01%	0.30%	1.24%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,852,071,358
Holdings Count | Holding	759
Advisory Fees Paid, Amount	$ 8,258,279
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,852,071,358
# of Portfolio Holdings	759
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (Net)	$8,258,279

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.5%
AA	32.2%
A	27.4%
BBB	14.3%
BB	4.6%
B	0.5%
A-1+	1.1%
Pre-refunded	2.2%
Not Rated	10.2%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000069626
Shareholder Report [Line Items]
Fund Name	AB New York Portfolio
Class Name	Advisor Class
Trading Symbol	ALNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB New York Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALNVX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALNVX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$51	0.51%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, the Portfolio underperformed the Bloomberg Municipal Bond Index (the “benchmark”). Industry allocation and security selection detracted, relative to the benchmark. An underweight to single family housing and an overweight to airline Industrial Development Revenue (“IDR”) detracted, while overweights to industry IDR and senior living contributed to performance. Security selection within public primary/secondary education, industry IDR and toll roads/transit detracted, while not-for-profit health care, private higher education and special tax contributed.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to performance during the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Index
05/15	$10,000	$10,000
05/16	$10,615	$10,587
05/17	$10,748	$10,742
05/18	$10,877	$10,861
05/19	$11,461	$11,557
05/20	$11,413	$12,017
05/21	$12,486	$12,586
05/22	$11,729	$11,731
05/23	$11,657	$11,788
05/24	$12,008	$12,103
05/25	$12,276	$12,349

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	1.96%	1.47%	2.07%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 501,723,545
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 1,923,610
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$501,723,545
# of Portfolio Holdings	210
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (Net)	$1,923,610

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.2%
AA	36.3%
A	14.5%
BBB	29.2%
BB	4.3%
B	2.2%
CCC	0.6%
D	0.5%
Not Rated	5.2%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000028631
Shareholder Report [Line Items]
Fund Name	AB New York Portfolio
Class Name	Class A
Trading Symbol	ALNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB New York Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ALNYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALNYX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, the Portfolio underperformed the Bloomberg Municipal Bond Index (the “benchmark”). Industry allocation and security selection detracted, relative to the benchmark. An underweight to single family housing and an overweight to airline Industrial Development Revenue (“IDR”) detracted, while overweights to industry IDR and senior living contributed to performance. Security selection within public primary/secondary education, industry IDR and toll roads/transit detracted, while not-for-profit health care, private higher education and special tax contributed.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to performance during the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg Municipal Bond Index
05/15	$9,697	$10,000
05/16	$10,279	$10,587
05/17	$10,382	$10,742
05/18	$10,480	$10,861
05/19	$11,017	$11,557
05/20	$10,941	$12,017
05/21	$11,940	$12,586
05/22	$11,189	$11,731
05/23	$11,093	$11,788
05/24	$11,400	$12,103
05/25	$11,622	$12,349

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	1.70%	1.21%	1.83%
Class A (with sales charges)	-1.32%	0.60%	1.51%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 501,723,545
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 1,923,610
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$501,723,545
# of Portfolio Holdings	210
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (Net)	$1,923,610

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.2%
AA	36.3%
A	14.5%
BBB	29.2%
BB	4.3%
B	2.2%
CCC	0.6%
D	0.5%
Not Rated	5.2%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000028633
Shareholder Report [Line Items]
Fund Name	AB New York Portfolio
Class Name	Class C
Trading Symbol	ANYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB New York Portfolio (the “Portfolio”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/ANYCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANYCX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.51%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

For the 12-month period, the Portfolio underperformed the Bloomberg Municipal Bond Index (the “benchmark”). Industry allocation and security selection detracted, relative to the benchmark. An underweight to single family housing and an overweight to airline Industrial Development Revenue (“IDR”) detracted, while overweights to industry IDR and senior living contributed to performance. Security selection within public primary/secondary education, industry IDR and toll roads/transit detracted, while not-for-profit health care, private higher education and special tax contributed.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to performance during the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	Bloomberg Municipal Bond Index
05/15	$10,000	$10,000
05/16	$10,521	$10,587
05/17	$10,547	$10,742
05/18	$10,557	$10,861
05/19	$11,023	$11,557
05/20	$10,858	$12,017
05/21	$11,762	$12,586
05/22	$10,949	$11,731
05/23	$10,774	$11,788
05/24	$10,984	$12,103
05/25	$11,120	$12,349

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	1.05%	0.48%	1.07%
Class C (with sales charges)	0.06%	0.48%	1.07%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 501,723,545
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 1,923,610
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$501,723,545
# of Portfolio Holdings	210
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (Net)	$1,923,610

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.2%
AA	36.3%
A	14.5%
BBB	29.2%
BB	4.3%
B	2.2%
CCC	0.6%
D	0.5%
Not Rated	5.2%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]